Annual Total Returns - Fidelity Treasury Only Money Market Fund [BarChart] - 04.30 Fidelity Hereford Street Trust Money Market Combo Retail Prospectus-10 - Fidelity Treasury Only Money Market Fund - Fidelity Treasury Only Money Market Fund
Jun. 29, 2022
Bar Chart Table:
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.01%
Annual Return 2017	0.47%
Annual Return 2018	1.47%
Annual Return 2019	1.81%
Annual Return 2020	0.26%
Annual Return 2021	0.01%